OPERATING EXPENSES - Schedule of Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Total compensation to employees and directors	$ 17,892	$ 29,894	$ 22,442
Office and administrative expenses	14,183	15,573	12,105
Audit, legal and consultancy	4,011	8,061	12,827
Administrative expenses	$ 36,086	$ 53,528	$ 47,374